Other liabilities	12 Months Ended
Dec. 31, 2019
Other liabilities
Other liabilities

23       Other liabilities

	At December 31,
	2019	2018
Non-current
Concession fee payable (*)	777,093	791,474
Advances from customers	21,437	24,763
Provisions for legal claims (****)	5,319	7,966
Provision for maintenance costs (**)	20,034	21,685
Other taxes payable	2,548	4,430
Employee benefit obligation (***)	8,079	8,038
Salary payable	488	496
Other liabilities with related parties (Note 27)	1,726	1,785
Other payables	11,686	10,959
	848,410	871,596
Current
Concession fee payable (*)	120,578	116,480
Other taxes payable	22,956	24,411
Salary payable	37,976	39,565
Other liabilities with related parties (Note 27)	5,812	926
Advances from customers	4,848	6,030
Provision for maintenance cost (**)	8,887	7,412
Expenses provisions	1,934	2,030
Provisions for legal claims (****)	1,159	1,717
Other payables	25,972	26,877
	230,122	225,448

Maturity of the other liabilities is as follows:

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2019	230,181	90,917	275,982	1,867,441	2,464,521
At December 31, 2018	224,468	87,901	268,503	2,091,094	2,671,966

The fair value of financial liabilities within current and non-current other liabilities approximates to its carrying amount.

(*) The most significant amount include in concession fee payable are generated by the concession agreement between The Brazilian National Civil Aviation Agency – ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A.

The Brazilian concession agreement establishes the payment of a fixed and variable concession fee.

a)Fixed concession fee

The Brasilia Airport concession agreement established a fixed concession fee of R$ 4,501,132 (approximately USD 1,161,732), payable in 25 equal annual installments since inception of the concession period. The concession fee is adjusted for inflation annually based on the changes in the Brazilian IPCA. The Natal Airport concession agreement established an annual fixed concession fee of R$ 6,800 (approximately USD 1,755), payable as from the 37th month of the inception of the concession, and adjusted periodically by the Selic rate.

The Company initially recognized the present value of fixed concession fee against a concession asset in intangible assets. The liability is presented as current and non-current concession fee payable within other liabilities.

The Company estimates this fixed concession fee to be divided in two parts:

(a)	Right of use if the airport operates at the existing operating capacity at the beginning of the concession, and
(b)	the second portion relates to the Company estimation of the value of the right of use after the infrastructure works that increase capacity of the airport.

Changes in the liability related to the increase capacity of the airport are accounted for against the “Concession asset”. Changes in the liabilities due to passage of time and inflation adjustment are recognized against profit or loss of the period.

b)Variable concession fee

The concession agreement for the Brasilia Airport requires payment of an annual fee of 2% of aeronautical and commercial revenues with a cap annually established by the regulatory authority in Brazil (ANAC). After that limit, concession fee is calculated at 4.5%.

Changes in the year of the Concession fee payable is as follows:

	2019	2018
Balances at the beginning of the year	907,954	971,043
Concession fee payable due to concession extension	4,359	—
Financial result	88,488	86,331
Concession fees	146,884	146,649
Payments	(208,310)	(146,277)
Payments in advance	(3,595)	—
Others	—	(2,652)
Translation differences and inflation adjustment	(38,109)	(147,140)
Balances at the end of the year	897,671	907,954

(**) Changes in the year of the Provision for maintenance costs is as follows:

	2019	2018
Balances at the beginning of the year	29,097	31,703
Accrual of the year	3,134	2,947
Use of the provision	(2,750)	(2,804)
Provision reversal	—	(1,377)
Translation differences and inflation adjustment	(560)	(1,372)
Balances at the end of the year	28,921	29,097

(***) TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.

The assumptions used for the purposes of valuation of Toscana Aeroporti long term benefits at December 31, 2019 are:

-  Annual discount rate: 0.77% (1.6% in 2018)

-  Annual inflation rate: 1.0% (1.5% in 2018)

-  Annual employee termination benefit increase rate: 2.25% (2.63% in 2018)

The iBoxx Eurozone Corporate AA 10+ index has been selected as the discount rate to be used, as the term of 10 or more years is comparable to the average remaining period of service of the personnel subject to the long term benefit.

The sensibility in relation with the provision of Toscana is as follows:

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	6,207	6,895	6,637	6,441	6,409	6,596

The assumptions used for the valuation of TAGSA at December 31, 2019 are:

-  Annual discount rate: 4.21% (4.25% in 2018)

-  Annual turnover rate: 10.22% (10.85% in 2018)

-  Annual employee termination benefit (in years): 7.50 (7.25 in 2018)

-  Annual employee mortality and disability rate: TM IESS 2002 (TM IESS 2002 in 2018) (1)

-  Annual employee future wage increase: 2.00% (1.78% in 2018)

(1)Mortality Table “Instituto Ecuatoriano de Seguridad Social”

The sensibility in relation with the prevision of TAGSA is as follows:

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	5%	(5)%
Provision for salary payable	1,479	1,671	1,673	1,476	1,539	1,606

Changes of the provision in the year is as follows:

	2019	2018
Balances at the beginning of the year	8,038	9,068
Actuarial gain/loss (in other comprehensive income)	227	(504)
Interest for services	136	160
Service Cost	304	256
Amounts paid in the year	(495)	(613)
Translation differences and inflation adjustment	(131)	(329)
At the end of the year	8,079	8,038

The amounts shown in the Statement of Comprehensive Income for USD (208) in 2019 (USD 277 in 2018) correspond to the actuarial (loss)/income of USD (257) (USD 344 in 2018), net of taxes of USD 49 (USD 67 in 2018).

(****) Changes in the year of the provision for legal claims is as follows:

	2019	2018
Balances at the beginning of the year	9,683	8,925
Accrual of the year	1,153	4,283
Use of the provision	(3,485)	(1,638)
Translation differences and inflation adjustment	(873)	(1,887)
Balances at the end of the year	6,478	9,683